Cover	Apr. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Entity File Number	001-13759
Entity Registrant Name	REDWOOD TRUST, INC.
Entity Central Index Key	0000930236
Entity Tax Identification Number	68-0329422
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Belvedere Place
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Mill Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94941
City Area Code	415
Local Phone Number	389-7373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RWT
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Title of 12(b) Security	10% Series A Fixed-Rate Reset Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	RWT PRA
Security Exchange Name	NYSE
9.125% Senior Notes Due 2029 [Member]
Title of 12(b) Security	9.125% Senior Notes Due 2029
Trading Symbol	RWTN
Security Exchange Name	NYSE
9.0% Senior Notes Due 2029 [Member]
Title of 12(b) Security	9.00% Senior Notes Due 2029
Trading Symbol	RWTO
Security Exchange Name	NYSE
9.125% Senior Notes Due 2030 [Member]
Title of 12(b) Security	9.125% Senior Notes Due 2030
Trading Symbol	RWTP
Security Exchange Name	NYSE
9.500% Senior Notes Due 2030 [Member]
Title of 12(b) Security	9.500% Senior Notes Due 2030
Trading Symbol	RWTQ
Security Exchange Name	NYSE